Preferred and Common Stock (Details) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 03, 2018 shares	Oct. 10, 2017 USD ($) $ / shares shares	Sep. 22, 2017	Aug. 21, 2017 shares	Oct. 31, 2017	Aug. 31, 2017 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2018 $ / shares shares	Oct. 05, 2017 $ / shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2013 $ / shares shares
Preferred Stock
Temporary equity, par value per share | $ / shares							$ 0.001	$ 0.001		$ 0.001
Gross proceeds | $							$ 125,658
Common stock, issued							27,284,140	27,284,140		10,196,292	10,196,292
Purchase price per share | $ / shares							$ 0.001	$ 0.001		$ 0.001	$ 0.001
Stock split			0.109051				0.109051
IPO
Preferred Stock
Issuance of stock (in shares)		8,107,500
Minimum price per share | $ / shares		$ 17.00				$ 1.00
Gross proceeds | $		$ 137,828
Net proceeds | $		$ 125,658
Number of shares issued on conversion						9.17
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock (in shares)		17,406,338
Common stock
Preferred Stock
Purchase price per share | $ / shares									$ 0.001
Issuance of common stock on exchange of preferred stock				8,578,646
Issuance of common stock on exchange of common stock units				1,617,646
Common stock | IPO
Preferred Stock
Issuance of stock (in shares)		8,107,500
Minimum price per share | $ / shares		$ 17.00
Gross proceeds | $		$ 137,828
Net proceeds | $		$ 125,658
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock (in shares)		17,406,338
Common stock | Underwriter option to purchase
Preferred Stock
Issuance of stock (in shares)		1,057,500
Series A‑1 Junior Preferred Stock
Preferred Stock
Issuance of common stock on exchange of preferred stock				78,666,209
Conversion ratio					9.17
License agreement | Takeda
Preferred Stock
Issuance of stock (in shares)	223,544